Capital Structure / Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Capital Structure / Stockholders’ Equity [Abstract]
CAPITAL STRUCTURE / STOCKHOLDERS’ EQUITY
10.	CAPITAL STRUCTURE / STOCKHOLDERS’ EQUITY

As of the transaction date, the Company’s capital structure is as follows. The total number of shares of all classes of capital stock that the Corporation is authorized to issue is 1,100,000,000 shares, each with a par value of $0.0001 per share, consisting of (a) 1,000,000,000 shares of common stock (“Common Stock”) and (b) 100,000,000 shares of preferred stock (“Preferred Stock”). The number of authorized shares of any class may be increased or decreased (but not below the number of shares then outstanding) by the affirmative vote of the Company’s stockholders.

Common Stock

Voting- Each share of Common Stock is entitled to one vote on each matter properly submitted to the stockholders on which holders of Common Stock are entitled to vote. Subject to the rights of any series of Preferred Stock, holders of Common Stock exclusively possess all voting power of the Company.

Dividends- Subject to applicable law and the rights of any outstanding series of Preferred Stock, holders of Common Stock are entitled to receive such dividends and other distributions (payable in cash, property, or capital stock) as may be declared by the Board of Directors from time to time, sharing equally on a per-share basis. No dividends have been declared or paid by the Company for any period presented.

Liquidation- Subject to the rights of any outstanding series of Preferred Stock, in the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of Common Stock are entitled to receive all remaining assets available for distribution to stockholders, ratably in proportion to shares held.

Holders of Common Stock have no preemptive rights, cumulative voting rights, or rights of redemption. Shares of Common Stock are not subject to any sinking fund provisions. All issued and outstanding shares of Common Stock are fully paid and non-assessable.

As of March 31, 2026, 37,646,133 shares of common stock were issued and outstanding, and no shares of preferred stock were issued and outstanding. As of December 31, 2025, no shares of common stock or preferred stock were issued or outstanding.

Preferred Stock

The Board of Directors is authorized to provide, out of the unissued shares of Preferred Stock, for one or more series of Preferred Stock and to establish from time to time the number of shares to be included in each such series and to fix the voting rights (if any), designations, powers, preferences, and relative, participating, optional, special, and other rights of each such series and any qualifications, limitations, and restrictions thereof.

The Board’s authority with respect to each series of Preferred Stock includes, without limitation, the authority to determine: (i) the number of shares constituting that series and the distinctive designation of that series; (ii) the dividend rate, whether dividends shall be cumulative and, if cumulative, the date from which dividends shall accumulate; (iii) whether that series shall have voting rights, in addition to the voting rights provided by law, and, if so, the terms of such voting rights; (iv) whether that series shall have conversion privileges and, if so, the terms and conditions of such conversion; (v) whether or not the shares of that series shall be redeemable and, if so, the terms and conditions of such redemption; (vi) whether that series shall have a sinking fund for the redemption or purchase of shares of that series and, if so, the terms and amount of such sinking fund; and (vii) the rights of the shares of that series in the event of the voluntary or involuntary liquidation, dissolution, or winding-up of the Company. Any series of Preferred Stock may be superior to, rank equally with, or be junior to any other series of Preferred Stock to the extent permitted by law.

10.	CAPITAL STRUCTURE / STOCKHOLDERS’ EQUITY

As of the transaction date the Company’s capital structure will be as follows. The total number of shares of all classes of capital stock that the Corporation is authorized to issue is 1,100,000,000 shares, each with a par value of $0.0001 per share, consisting of (a) 1,000,000,000 shares of common stock (“Common Stock”) and (b) 100,000,000 shares of preferred stock (“Preferred Stock”). The number of authorized shares of any class may be increased or decreased (but not below the number of shares then outstanding) by the affirmative vote.

Common Stock

Voting- Each share of Common Stock is entitled to one vote on each matter properly submitted to the stockholders on which holders of Common Stock are entitled to vote. Subject to the rights of any series of Preferred Stock, holders of Common Stock exclusively possess all voting power of the Company.

Dividends- Subject to applicable law and the rights of any outstanding series of Preferred Stock, holders of Common Stock are entitled to receive such dividends and other distributions (payable in cash, property, or capital stock) as may be declared by the Board of Directors from time to time, sharing equally on a per-share basis. No dividends have been declared or paid by the Company for any period presented.

Liquidation- Subject to the rights of any outstanding series of Preferred Stock, in the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of Common Stock are entitled to receive all remaining assets available for distribution to stockholders, ratably in proportion to shares held.

Holders of Common Stock have no preemptive rights, cumulative voting rights, or rights of redemption. Shares of Common Stock are not subject to any sinking fund provisions. All issued and outstanding shares of Common Stock are fully paid and non-assessable.

Preferred Stock

The Board of Directors is authorized to provide, out of the unissued shares of Preferred Stock, for one or more series of Preferred Stock and to establish from time to time the number of shares to be included in each such series and to fix the voting rights (if any), designations, powers, preferences, and relative, participating, optional, special, and other rights of each such series and any qualifications, limitations, and restrictions thereof.

The Board’s authority with respect to each series of Preferred Stock includes, without limitation, the authority to determine: (i) the number of shares constituting that series and the distinctive designation of that series; (ii) the dividend rate, whether dividends shall be cumulative and, if cumulative, the date from which dividends shall accumulate; (iii) whether that series shall have voting rights, in addition to the voting rights provided by law, and, if so, the terms of such voting rights; (iv) whether that series shall have conversion privileges and, if so, the terms and conditions of such conversion; (v) whether or not the shares of that series shall be redeemable and, if so, the terms and conditions of such redemption; (vi) whether that series shall have a sinking fund for the redemption or purchase of shares of that series and, if so, the terms and amount of such sinking fund; and (vii) the rights of the shares of that series in the event of the voluntary or involuntary liquidation, dissolution, or winding-up of the Company. Any series of Preferred Stock may be superior to, rank equally with, or be junior to any other series of Preferred Stock to the extent permitted by law.

As of December 31, 2025 and December 31, 2024, no shares of common stock or preferred stock have been issued or were outstanding.